Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

8. RELATED PARTY TRANSACTIONS

Chief Executive Officer

During the six months ended June 30, 2016 and six months ended June 30, 2015 the Company incurred compensation expense to our Chief Executive Officer under the Professional Consulting Contract of $500,000 and $500,000 respectively. Preferred dividends in the amount of $29,917 were paid in cash to our Chief Executive Officer during the six months ended June 30, 2016. During the three months ended June 30, 2016 and three months ended June 30, 2015 the Company incurred compensation expense to our Chief Executive Officer under the Professional Consulting Contract of $250,000 and $250,000 respectively.

Chief Operating Officer

During the six months ended June 30, 2016 and six months ended June 30, 2015 the Company incurred compensation expense to our Chief Operating Officer of $115,000 and $109,615 respectively. During the three months ended June 30, 2016 and three months ended June 30, 2015 the Company incurred compensation expense to our Chief Operating Officer of $61,923 and $50,769 respectively.

Consulting Fees

During the six months ended June 30, 2015, the Company incurred director and consulting fees of $12,500 to Gilmour & Company Pty Ltd, which is owned by Ian Gilmour, a former director of the Company. During the three months ended June 30, 2015, the Company incurred director and consulting fees of $7,500 to Gilmour & Company Pty Ltd, which is owned by Ian Gilmour, a former director of the Company.

During the six months ended June 30, 2016 and six months ended June 30, 2015, the Company incurred director fees totaling $17,500 and $12,500, respectively, to Matthew Banks, who is a director of the Company. During the three months ended June 30, 2016 and three months ended June 30, 2015, the Company incurred director fees totaling $9,000 and $7,500, respectively, to Matthew Banks, who is a director of the Company.

During the six months ended June 30, 2016 and six months ended June 30, 2015, the Company incurred director fees totaling $17,500 and $12,500, respectively to R & H Nominees Pty Ltd, which is owned by Harold Hansen, who is a director of the Company. During the three months ended June 30, 2016 and three months ended June 30, 2015, the Company incurred director fees totaling $9,000 and $7,500, respectively to R & H Nominees Pty Ltd, which is owned by Harold Hansen, who is a director of the Company.

During the six months ended June 30, 2015, the Company incurred consulting fees totaling $190,414 to Clem Tacca and related parties. During the three months ended June 30, 2015, the Company incurred consulting fees totaling $120,250 to Clem Tacca and related parties. Clem Tacca is a significant shareholder of IEG Holdings Corporation. No such fees were incurred in 2016.

During the six months ended June 30, 2016 and six months ended June 30, 2015, the Company incurred consulting fees totaling $87,204 and $249,500, respectively, to Frank Wilkie and related parties. During the three months ended June 30, 2016 and three months ended June 30, 2015, the Company incurred consulting fees totaling $86,954 and $171,000, respectively, to Frank Wilkie and related parties. Frank Wilkie is a shareholder of IEG Holdings Corporation.

During the six months ended June 30, 2016 and six months ended June 30, 2015, the Company incurred consulting fees totaling $68,886 and $44,750, respectively, to Ascendant SC Pty Ltd. During the three months ended June 30, 2016 and three months ended June 30, 2015, the Company incurred consulting fees totaling $68,886 and $44,750, respectively, to Ascendant SC Pty Ltd. $35,000 of the consulting fees incurred in 2016 were offset as consideration for Common Stock on May 2, 2016. $25,000 of the consulting fees incurred in 2015 were offset as consideration for Series G Preferred Stock on June 19, 2015. Ascendant SC Pty Ltd is a shareholder of IEG Holdings Corporation.

During the six months ended June 30, 2016 and six months ended June 30, 2015, the Company incurred consulting fees totaling $13,200 and $0, respectively, to Judith Willoughby and related parties. During the three months ended June 30, 2016 and three months ended June 30, 2015, the Company incurred consulting fees totaling $13,200 and $0, respectively, to Judith Willoughby and related parties. Judith Willoughby is a significant shareholder of IEG Holdings Corporation.

10.	RELATED PARTY TRANSACTIONS

Chief Executive Officer

Compensation to our Chief Executive Officer under the Professional Consulting Contract totaled $1,300,000 for the year ended December 31, 2015. $220,079 was offset against common stock subscription and $4,921 against CEO advance. Compensation to our Chief Executive Officer under the Professional Consulting Contract totaled $1,300,000 for the year ended December 31, 2014, of which $1,000,000 was offset against common stock subscription and $85,989 was offset against preferred stock subscription. The balance of deferred salary amounted to $106,588 at December 31, 2014.

Chief Operating Officer

Compensation to our Chief Operating Officer totaled $250,000 for the year ended December 31, 2015. $20,000 was offset against common stock subscription. Compensation to our Chief Operating Officer totaled $220,000 for the year ended December 31, 2014.

VP Corporate Finance

Compensation to our VP Corporate Finance totaled $121,721 for the year ended December 31, 2015, of which $14,029 was offset against common stock subscription. Compensation to our VP Corporate Finance totaled $155,573 for the year ended December 31, 2014, of which $67,112 was offset against common stock subscription.

Consulting Fees

During the years ended December 31, 2015 and December 31, 2014, the Company incurred director and consulting fees totaling $27,500 and $29,538, respectively, to Gilmour & Company Pty Ltd., which is owned by Ian Gilmour, a director of IEG Holdings Corporation.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred director fees totaling $27,500 and $0, respectively, to Matthew Banks, who is a director of IEG Holdings Corporation. $20,000 of the $27,500 consulting fees incurred in year ended December 31, 2015 was paid, with the remaining $7,500 offset as consideration for common stock subscriptions by Ian Banks (Matthew Bank’s father).

During the years ended December 31, 2015 and December 31, 2014, the Company incurred director fees totaling $27,500 and $0, respectively to R & H Nominees Pty Ltd which is owned by Harold Hansen, who is a director of IEG Holdings Corporation.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred director and consulting fees totaling $4,500 and $20,000 to Comms Watch Pty Ltd, which is owned by Damien Mathieson, the brother of our Chief Executive Officer.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred consulting fees totaling $318,857 and $321,951, respectively, to Clem Tacca, who is a shareholder of IEG Holdings Corporation, and related entities.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred consulting fees totaling $66,098 and $22,000, respectively, to Ascendant SC Pty Ltd, which is a shareholder of IEG Holdings Corporation. $25,000 of the consulting fees incurred were offset as consideration for Series G Preferred Stock on June 19, 2015 and $10,000 of the consulting fees incurred were offset as consideration for common stock subscriptions at December 31, 2015.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred consulting fees totaling $419,204 and $150,473, respectively, to Frank Wilkie, who is a shareholder of IEG Holdings Corporation, and related entities. $70,250 of the $419,204 consulting fees incurred in the year ended December 31, 2015 was paid, with $224,500 offset as consideration for Series G Preferred Stock on June 19, 2015 and $124,454 offset as consideration for common stock subscriptions.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred consulting fees totaling $75,000 and $0, respectively, to Judith Willoughby, who is a shareholder of IEG Holdings Corporation, and related entities. $55,000 of the $75,000 consulting fees incurred in the year ended December 31, 2015 was paid, with the remaining $20,000 offset as consideration for common stock subscriptions.